12. Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2019
Securities Sold under Agreements to Repurchase [Abstract]
Securities sold under repurchase agreements
December 31,	2019	2018

Current balance	$33,189,848	$30,521,565
Average balance	33,545,527	30,554,953
Highest month-end balance	38,868,833	32,938,807
Weighted average interest rate	0.89%	0.63%

Pledged Investment (1)
Amortized Cost	45,637,025	40,186,557
Fair Value	45,966,750	39,366,831